Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2019
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

Our Subsidiary Banks have entered into repurchase agreements with an investment banking firm and individual customers of the Subsidiary Banks. The purchasers have agreed to resell to the Subsidiary Banks identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed securities and averaged $267,439,000 and $314,876,000 during 2019 and 2018, respectively, and the maximum amount outstanding at any month end during 2019 and 2018 was $299,827,000 and $370,495,000 respectively.

Further information related to repurchase agreements at December 31, 2019 and 2018 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2019 term:
Overnight agreements	$317,107	$318,397	$225,243	0.87%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,564	11,529	11,293	1.28
Total	$328,671	$329,926	$236,536	0.89%
December 31, 2018 term:
Overnight agreements	$357,642	$349,081	$218,852	0.85%
1 to 29 days	—	—	—	—
30 to 90 days	—	—	—	—
Over 90 days	11,444	11,096	11,137	1.27
Total	$369,086	$360,177	$229,989	0.87%

The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.